Mainstay Cushing MLP Premier Fund
Portfolio of Investments February 29, 2020 (Unaudited)

Common Stocks 41.5% †	Shares	Value
Diversified General Partners 3.4%
Canada 3.4%
Enbridge, Inc.	775,060	$29,010,496

Large Cap Diversified C Corps 26.1%
Canada 4.7%
Pembina Pipeline Corporation	1,099,780	39,724,054
United States 21.4%
Cheniere Energy Inc. (a)	520,000	26,670,800
Kinder Morgan, Inc.	2,351,770	45,083,431
ONEOK, Inc.	1,032,636	68,897,474
Williams Companies, Inc.	2,163,964	41,223,514
		221,599,273
Natural Gas Gatherers & Processors 11.0%
Canada 4.1%
TC Energy Corporation	660,000	34,551,000
United States 6.9%
Antero Midstream Corporation	1,660,312	7,238,960
EnLink Midstream LLC	2,940,665	11,203,934
Targa Resources Corporation	1,242,025	40,241,610
		93,235,504
Natural Gas Transportation & Storage 1.0%
United States 1.0%
Equitrans Midstream Corporation	1,263,440	8,919,886

Total Common Stocks (Cost $341,162,166)		352,765,159

MLP Investments and Related Companies 59.0%
Crude Oil & Refined Products 7.7%
United States 7.7%
Genesis Energy, L.P.	424,600	4,216,278
NuStar Energy, L.P.	425,000	9,647,500
Phillips 66 Partners, L.P.	602,978	32,783,914
Shell Midstream Partners, L.P.	1,105,000	18,906,550
		65,554,242
General Partners 10.2%
United States 10.2%
Energy Transfer, L.P.	7,806,302	86,493,826

Large Cap MLP 29.5%
United States 29.5%
Enterprise Products Partners, L.P.	3,639,980	84,957,133
Magellan Midstream Partners, L.P.	1,039,340	56,695,997
MPLX, L.P.	2,178,126	44,194,177
Plains All American Pipeline, L.P.	4,728,815	64,642,901
		250,490,208
Natural Gas Gatherers & Processors 6.4%
United States 6.4%
Crestwood Equity Partners, L.P.	1,216,010	25,341,648
DCP Midstream Partners, L.P.	907,863	14,153,584
Enable Midstream Partners, L.P.	1,875,000	11,625,000
Western Midstream Partners, L.P.	279,615	3,651,772
		54,772,004
Natural Gas Transportation & Storage 2.1%
United States 2.1%
EQM Midstream Partners, L.P.	1,004,380	17,436,037

YieldCo 3.1%
United States 3.1%
NextEra Energy Partners, L.P.	460,000	26,528,200

Total MLP Investments and Related Companies (Cost $480,079,906)		501,274,517

Short-Term Investments - Investment Companies 1.6%
United States 1.6%
First American Government Obligations Fund - Class X, 1.49% (b)	6,841,330	6,841,330
First American Treasury Obligations Fund - Class X, 1.49% (b)	6,841,330	6,841,330

Total Short-Term Investments - Investment Companies (Cost $13,682,660)		13,682,660

Total Investments (Cost $834,924,732)	102.1%	867,722,336
Other Assets, Less Liabilities	(2.1)	(17,689,975)
Net Assets	100.0%	$850,032,361

†	Calculated as a percentage of net assets applicable to common shareholders.
(a) Non-income producing security.
(b) Current yield as of February 29, 2020.

The following is a summary of the fair valuations according to the inputs used as of February 29, 2020, for valuing the Fund's assets.

Asset Valuation Inputs

	Quoted Prices	Significant
	in Active	Other	Significant
	Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Investments in Securities (a)
Common Stocks	$352,765,159	$–	$–	$352,765,159
MLP Investments and Related Companies	501,274,517	–	–	501,274,517
Short-Term Investments - Investment Companies	13,682,660	–	–	13,682,660
Total Investments in Securities	$867,722,336	$–	$–	$867,722,336

(a) For a complete listing of investments and their industries, see the Portfolio of Investments.